Condensed Consolidated Statements of Deficit - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances		$ (382,698)	$ (860,683)	$ (860,683)	$ (271,781)	$ 518,276
Net income	$ (5,024)	12,182	1,259	$ 70,794		(774,185)
Issuance of shares, shares				14,621
Issuance of commont stock, net of costs		1
Equity-based compensation		4,615	2,443		1,624
Unrealized gain (loss) on derivative instruments						887
Deemed contribution from former parent		391	463	$ 1,824		4,287
Change in fair value of warrants					1,269
Repurchases of common stock		(7,612)		(32,494)
Accretion of senior preferred units						(21,134)
Reclassification of contingent consideration				2,657
Subsequent remeasurement of Redeemable noncontrolling interests		(24,155)	(18,706)	462,715	(1,203,714)
Balances	(860,683)	(397,276)	(875,224)	(382,698)	(860,683)	(271,781)
Loss reclassified from accumulated other comprehensive loss to earnings						208
Distributions to former parent						(120)
Net loss Prior to Reverse Recapitalization					(12,836)
Loss Reclassified From Accumulated Other Comprehensive Loss to Earnings Prior to Reverse Recapitalization					822
Deemed contribution from former parent prior to reverse recapitalization					3,692
Accretion of Senior Preferred Units Prior to Reverse Recapitalization					(17,738)
Reverse Recapitalization, Net					637,361
Net Income (loss) After Reverse Recapitalization					(3,283)
Deemed contribution from parent after reverse recapitalization					293
Issuance of shares related to acquisition					21,306
Dividends paid to Class A Common Shareholders					(17,698)
Hoya Intermediate, LLC
Net income		12,182	1,259	28,662	(3,283)	0
Net income attributable to redeemable noncontrolling interests		$ 18,090	1,879	42,117	(3,010)	0
Net loss Prior to Reverse Recapitalization				0	$ (12,836)	$ (773,090)
Senior Preferred Units
Temporary equity, Balances, shares					100	100
Temporary equity, Balances			$ 1,286,016	$ 1,286,016	$ 218,288	$ 197,154
Temporary equity, Accretion of senior preferred units						$ 21,134
Temporary equity, Balances, shares						100
Temporary equity, Balances	$ 1,286,016				1,286,016	$ 218,288
Temporary Accretion of Senior Preferred Units Prior to Reverse Recapitalization					$ 17,738
Temporary Equity Reverse Recapitalization, Net - Shares					(100)
Temporary Equity Reverse Recapitalization, Net					$ (236,026)
Redeemable Preferred Units
Temporary equity, Balances, shares					100	100
Temporary equity, Balances					$ 9,939	$ 9,939
Temporary equity, Balances, shares						100
Temporary equity, Balances						$ 9,939
Temporary Equity Reverse Recapitalization, Net - Shares					(100)
Temporary Equity Reverse Recapitalization, Net					$ (9,939)
Class A Common Stock
Balances, shares		82,410,774	79,091,871	79,091,871
Balances, shares	79,091,871	82,902,276		82,410,774	79,091,871
Class B Common Stock
Balances, shares		118,200,000	118,200,000	118,200,000
Balances, shares	118,200,000	118,200,000		118,200,000	118,200,000
Common Stock
Balances, shares					100	100
Balances, shares						100
Reverse Recapitalization, Net - Shares					(100)
Common Stock | Class A Common Stock
Balances, shares		82,410,774	79,091,871	79,091,871
Balances		$ 8	$ 8	$ 8
Issuance of shares, shares		491,502	75,072	591,118
Issuance of commont stock, net of costs		$ 1
Increase in common shares outstanding following warrant exchange				2,727,785
Balances, shares	79,091,871	82,902,276	79,166,943	82,410,774	79,091,871
Balances	$ 8	$ 9	$ 8	$ 8	$ 8
Reverse Recapitalization, Net - Shares					76,948,433
Reverse Recapitalization, Net					$ 8
Issuance of shares related to acquisition, Shares					2,143,438
Common Stock | Class B Common Stock
Balances, shares		118,200,000	118,200,000	118,200,000
Balances		$ 12	$ 12	$ 12
Balances, shares	118,200,000	118,200,000	118,200,000	118,200,000	118,200,000
Balances	$ 12	$ 12	$ 12	$ 12	$ 12
Reverse Recapitalization, Net - Shares					118,200,000
Reverse Recapitalization, Net					$ 12
Additional Paid-in Capital
Balances		663,908	182,091	$ 182,091	755,716	$ 772,683
Issuance of shares, shares				14,621
Equity-based compensation		4,615	2,443		1,624
Deemed contribution from former parent		391	463	$ 1,824		4,287
Change in fair value of warrants					1,269
Accretion of senior preferred units						(21,134)
Reclassification of contingent consideration				2,657
Subsequent remeasurement of Redeemable noncontrolling interests		(24,155)	(18,706)	462,715	(1,203,714)
Balances	182,091	$ 644,759	166,291	663,908	182,091	755,716
Distributions to former parent						(120)
Deemed contribution from former parent prior to reverse recapitalization					3,692
Accretion of Senior Preferred Units Prior to Reverse Recapitalization					(17,738)
Reverse Recapitalization, Net					637,341
Deemed contribution from parent after reverse recapitalization					293
Issuance of shares related to acquisition					21,306
Dividends paid to Class A Common Shareholders					(17,698)
Treasury Stock
Balances, shares		(4,342,477)
Balances		$ (32,494)
Repurchases of common stock		$ (7,612)		$ (32,494)
Repurchases of common stock Share		$ (949,020)		$ (4,342,477)
Balances, shares		5,291,497		(4,342,477)
Balances		$ (40,106)		$ (32,494)
Noncontrolling Interest
Temporary equity, Balances		862,860
Balances		862,860	1,286,016	1,286,016
Net income attributable to redeemable noncontrolling interests		18,090	1,879
Deemed contribution from former parent		577	691	2,687
Distributions to non-controlling interest		(3,816)		(5,245)
Temporary equity, Balances				862,860
Subsequent remeasurement of Redeemable noncontrolling interests		24,155	18,706	(462,715)	1,203,714
Balances	1,286,016	901,866	1,307,292	862,860	1,286,016
Reverse Recapitalization, Net					84,874
Net Income (loss) After Reverse Recapitalization					(3,010)
Deemed contribution from parent after reverse recapitalization					438
Noncontrolling Interest | Hoya Intermediate, LLC
Net income				42,117
Accumulated Deficit
Balances		(1,014,132)	(1,042,794)	(1,042,794)	(1,026,675)	(252,490)
Net income		12,182	1,259			(774,185)
Balances	$ (1,042,794)	$ (1,001,950)	$ (1,041,535)	(1,014,132)	(1,042,794)	(1,026,675)
Net loss Prior to Reverse Recapitalization					(12,836)
Net Income (loss) After Reverse Recapitalization					(3,283)
Accumulated Deficit | Hoya Intermediate, LLC
Net income				$ 28,662
Accumulated Other Comprehensive (Income) Loss
Balances					(822)	(1,917)
Unrealized gain (loss) on derivative instruments						887
Balances						(822)
Loss reclassified from accumulated other comprehensive loss to earnings						$ 208
Loss Reclassified From Accumulated Other Comprehensive Loss to Earnings Prior to Reverse Recapitalization					$ 822